Leases - Other Information (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities:	$ 1,604	$ 1,319	$ 2,696	$ 2,048